DERIVATIVE LIABILITY (Narrative) (Details) (USD $)	9 Months Ended
Dec. 31, 2013
Derivative Liability 1	$ 224,042
Derivative Liability 2	180,033
Derivative Liability 3	158,199
Derivative Liability 4	341,801
Derivative Liability 5	$ 95,925